Lease - Changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Right-of-use assets
Right-of-use assets at beginning of period	$ 4,308	$ 7,071
Depreciation	(283)	(733)
Translation differences	21	(191)
Right-of-use assets at end of period	4,046	6,147
Lease liabilities
Lease liabilities at beginning of period	4,673	7,577
Interest expense relating to lease liabilities	61	104
Payments of lease liabilities	(269)	(896)
Translation differences	21	(247)
Lease liabilities at end of period	$ 4,486	$ 6,538